TAXES ON INCOME:	12 Months Ended
Dec. 31, 2017
Taxes On Income
TAXES ON INCOME:

NOTE 12 - TAXES ON INCOME:

a.	Corporate taxation in Israel:

1)	Measurement of results for tax purposes

Intec elected to compute its taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, Intec’s taxable income or loss from 2017 is calculated in U.S. dollars.

2)	Tax rates

The income of Intec, which is not eligible for the Approved Enterprise benefit, is taxed at a regular rate. The regular tax rate in Israel in 2017 was 24% and in 2018 and thereafter will be 23%.

In the absence of the expectation of taxable income in the future, no deferred tax asset is recorded in the financial statements.

Capital gains are taxed at the standard corporate tax rate.

3)	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 in Israel (the “Law”)

Under the Law, Intec may be entitled to tax benefits, by virtue of its status as a “Benefited Enterprise”, which was awarded to Intec in October 2007.

Intec received the status of a “plant under establishment” in Development Area A in a tax-exempt track, subject to compliance with the applicable requirements by the Law.

As of December 31, 2017, Intec has not yet generated operating income that will allow it to benefit from the tax benefits under the Law.

The tax benefits under the Law will apply for a period of up to ten years from the first year in which taxable income will be generated and are scheduled to expire at the end of 2023.

b.	Taxation of a subsidiary in US

The Subsidiary incorporated in the U.S. is assessed according to U.S. tax law.

The U.S. Tax Cuts and Jobs Act (“Tax Act”) was enacted on December 22, 2017 and introduces significant changes to U.S. income tax law. Effective in 2018, the Tax Act reduces the U.S. federal statutory tax rate from 35% to 21% and creates new taxes on certain foreign-sourced earnings and certain related-party payments, which are referred to as the global intable low-taxed income tax and the base erosion tax, respectively.

c.	Tax loss carryforwards

As of December 31, 2017 the tax loss carryforwards of Intec were approximately $78 million (approximately NIS 269 million). Intec has not created deferred tax assets in respect of these tax loss carryforwards since their utilization is not expected in the foreseeable future. There is no expiration date on these loss carry forwards.

d.	Subsidiary tax liability

During 2017, the Subsidiary incurred a tax expense in the amount of $29 thousand.

e.	Tax assessments

Final tax assessments have been received by Intec through the year ended December 31, 2012.